Cover	Apr. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2022
Entity File Number	000-28034
Entity Registrant Name	EKIMAS Corporation
Entity Central Index Key	0001011060
Entity Tax Identification Number	04-3186647
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3651 Lindell Road,
Entity Address, Address Line Two	Suite D565
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89103
City Area Code	(424)
Local Phone Number	256-8560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false